Convertible redeemable preferred shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended					12 Months Ended					0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2008 Series A convertible redeemable preferred shares [Member] CNY	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] USD ($)	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] CNY	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2012 Class B common shares [Member]	Nov. 21, 2012 Class B common shares [Member]	Dec. 31, 2011 Class B common shares [Member]	Dec. 31, 2012 Series D Common Shares [Member] USD ($)	Dec. 05, 2012 Preferred shares [Member]	Nov. 21, 2012 Preferred shares [Member]
Convertible Preferred Stock [Line Items]
Shares issued				81,612,930	81,612,930	54,488,000	54,488,000		102,073,860	102,073,860		16,249,870	16,249,870	104,999,650	104,999,650
Aggregate cash considerations				$ 1,975	13,722	$ 1,000	7,720		$ 4,959	34,232		$ 1,300	8,875	$ 10,460	71,684
Purchase price per share				$ 0.0245		$ 0.0184			$ 0.0490			$ 0.0800		$ 0.1000
Issuance costs					172					278						274
Number of shares converted																						359,424,310	359,424,310
Common shares, shares issued																		907,833,224	359,424,310	543,340,914
Preferred shares, par value	$ 0.00001
Minimum market capitalization for a Qualified IPO		400,000																			1,500,000
Preferred stock redemption date		Jun. 30, 2015
Cash or cash equivalents minimum thresholds limit	3,000
Free cash flow in preceding twelve months	1,000
Redemption price, percentage of original issue price								150.00%			100.00%						100.00%
Internal rate of return								10.00%			10.00%						10.00%
Incremental value received by preferred shareholders			916					19			176
Percentage of share received on liquidation								150.00%			100.00%						100.00%